Accrued maintenance liability (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Maintenance Liability [Abstract]
Schedule of movements in accrued maintenance liability
Movements in accrued maintenance liability during the years ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,
	2019	2018
Accrued maintenance liability at beginning of period	$2,237,494	$2,461,799
Maintenance payments received	736,423	743,256
Maintenance payments returned	(352,032)	(459,326)
Release to income upon sale	(249,187)	(261,240)
Release to income other than upon sale	(207,849)	(228,081)
Lessor contribution, top ups and other	25,310	(18,914)
Accrued maintenance liability at end of period	$2,190,159	$2,237,494